SHORT-TERM NOTES PAYABLE (Details) - USD ($)						1 Months Ended			2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Nov. 18, 2014	Sep. 09, 2014	Sep. 09, 2014	Jul. 23, 2014	May. 31, 2015	Oct. 31, 2014	Sep. 30, 2014	Jun. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2014	Aug. 04, 2014	Jul. 31, 2014	Feb. 28, 2014	May. 31, 2013	Jan. 31, 2013
Short-term Debt [Line Items]
Original principal amount	$ 933,073									$ 933,073								$ 156,243
Amount of aggregate principal amount converted into shares of the Company's common stock	927,663												$ 415,775
Shares of common stock exercisable for warrants					5,431			37,440	5,926		4,831			61,539	61,539	28,986	21,538
Aggregate purchase price					$ 100,000
Redemption price as percentage of the principal amount, plus accrued and unpaid interest					140.00%					140.00%
Estimated total redemption price	1,400,000									$ 1,400,000
Estimated total redemption price that will be paid to affiliates	167,031									167,031
Amortization Of Debt Discount (Premium)									$ 275,640	219,097		$ 247,338	413,695
Debt Conversion, Converted Instrument, Amount	927,663												415,775
Debt Instrument, Unamortized Discount	$ 0									$ 0		$ 194,097	$ 0						$ 77,644
SOK Note, 31 Group Note And Affiliate Notes [Member]
Short-term Debt [Line Items]
Amortization Of Debt Discount (Premium)								$ 250,494				$ 137,470
Debt Instrument, Interest Rate During Period												12.00%
Debt Instrument, Unamortized Discount								103,088				$ 56,627
Debt Instrument, Convertible, Terms of Conversion Feature
(i) the product of (x) the arithmetic average of the lowest three volume weighted average prices of the Common Stock during the ten consecutive trading days ending and including the trading day immediately preceding the applicable conversion date and (y) 72.5% (or if an event of default has occurred and is continuing, 70%), and (ii) $11.25 (as adjusted for stock splits, stock dividends, recapitalizations or similar events).

SOK Partners, LLC, [Member]
Short-term Debt [Line Items]
Original principal amount			$ 108,696	$ 108,696	$ 122,196
Shares of common stock exercisable for warrants			4,831	4,831
Notes Payable, Current			$ 108,696	$ 108,696
Class of Warrant or Right, Outstanding			4,831	4,831
Affiliate Investor Two [Member]
Short-term Debt [Line Items]
Debt Conversion, Original Debt, Amount		$ 280,615.81
Affiliate Investor One [Member]
Short-term Debt [Line Items]
Debt Conversion, Original Debt, Amount							$ 80,000
SOK Partners, LLC, [Member]
Short-term Debt [Line Items]
Shares of common stock exercisable for warrants			71,257	71,257							5,431
Aggregate purchase price								100,000
Percentage of reduction to principal amount of the notes				11.00%
Percentage Of Reduction To Warrant Agreement			11.00%	11.00%
Notes Payable, Current			$ 1,603,260	$ 1,603,260
31 Group, LLC Member
Short-term Debt [Line Items]
Debt Conversion, Original Debt, Amount							$ 40,000
2014 Convertible Notes [Member]
Short-term Debt [Line Items]
Original principal amount								1,800,000
Reduced principal amount								1,600,000
Amount of aggregate principal amount converted into shares of the Company's common stock						$ 275,000
Aggregate purchase price								1,475,000
Debt Conversion, Converted Instrument, Amount						275,000
2014 Convertible Notes [Member] | SOK Partners, LLC, [Member]
Short-term Debt [Line Items]
Original principal amount								$ 122,196
Shares of common stock exercisable for warrants								5,431
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Original principal amount						275,000
Amount of aggregate principal amount converted into shares of the Company's common stock						250,000
Debt Conversion, Converted Instrument, Amount						$ 250,000
Convertible Notes Payable [Member] | Affiliates [Member]
Short-term Debt [Line Items]
Amount of aggregate principal amount converted into shares of the Company's common stock								$ 40,000
Debt Conversion, Converted Instrument, Amount								40,000
Convertible Notes Payable [Member] | 31 Group, LLC Member
Short-term Debt [Line Items]
Amount of aggregate principal amount converted into shares of the Company's common stock								40,000
Debt Conversion, Converted Instrument, Amount								$ 40,000